FINANCIAL INSTRUMENTS - Summary of Investments (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets	$ 29,149	$ 5,088
Percent	100.00%	100.00%
Bonds
Disclosure of financial assets [line items]
Financial assets	$ 19,004	$ 3,700
Bonds | Corporate
Disclosure of financial assets [line items]
Financial assets	$ 15,324	$ 2,036
Percent	53.00%	40.00%
Bonds | Corporate bonds
Disclosure of financial assets [line items]
Financial assets	$ 13,466	$ 1,731
Percent	46.00%	34.00%
Bonds | Asset-backed securities
Disclosure of financial assets [line items]
Financial assets	$ 1,602	$ 168
Percent	5.00%	3.00%
Bonds | Private debt
Disclosure of financial assets [line items]
Financial assets	$ 256	$ 137
Percent	1.00%	3.00%
Bonds | Government and municipal
Disclosure of financial assets [line items]
Financial assets	$ 3,680	$ 1,664
Percent	13.00%	33.00%
Bonds | United States government
Disclosure of financial assets [line items]
Financial assets	$ 3,292	$ 1,271
Percent	11.00%	25.00%
Bonds | Canada government
Disclosure of financial assets [line items]
Financial assets	$ 79	$ 61
Percent	0.00%	1.00%
Bonds | Canada provincials
Disclosure of financial assets [line items]
Financial assets	$ 309	$ 332
Percent	1.00%	7.00%
Loan commitment agreements | Loans and receivables
Disclosure of financial assets [line items]
Financial assets	$ 7,529	$ 756
Percent	26.00%	15.00%
Loan commitment agreements | Private loans
Disclosure of financial assets [line items]
Financial assets	$ 1,172	$ 568
Percent	4.00%	11.00%
Loan commitment agreements | Mortgage loans
Disclosure of financial assets [line items]
Financial assets	$ 5,930	$ 188
Percent	20.00%	4.00%
Loan commitment agreements | Other loans
Disclosure of financial assets [line items]
Financial assets	$ 427	$ 0
Percent	2.00%	0.00%
Loan commitment agreements | Separately managed accounts
Disclosure of financial assets [line items]
Financial assets	$ 128	$ 0
Percent	0.00%	0.00%
Loan commitment agreements | Other invested assets
Disclosure of financial assets [line items]
Financial assets	$ 27	$ 0
Percent	0.00%	0.00%
Loan commitment agreements | Separate account assets
Disclosure of financial assets [line items]
Financial assets	$ 1,045	$ 0
Percent	4.00%	0.00%
Derivatives | Foreign exchange forwards
Disclosure of financial assets [line items]
Financial assets	$ (7)	$ 10
Percent	0.00%	0.00%
Derivatives | Cross currency swaps
Disclosure of financial assets [line items]
Financial assets	$ 1	$ 0
Percent	0.00%	0.00%
Derivatives | Interest rate swaps
Disclosure of financial assets [line items]
Financial assets	$ 1	$ (1)
Percent	0.00%	0.00%
Derivatives | Bond futures
Disclosure of financial assets [line items]
Financial assets	$ (25)	$ 9
Percent	0.00%	0.00%
Derivatives | Options
Disclosure of financial assets [line items]
Financial assets	$ 36	$ 127
Percent	1.00%	2.00%
Derivatives | Derivatives
Disclosure of financial assets [line items]
Financial assets	$ 6	$ 145
Percent	1.00%	2.00%
Equity
Disclosure of financial assets [line items]
Financial assets	$ 1,409	$ 487
Percent	4.00%	10.00%
Equity | Common shares
Disclosure of financial assets [line items]
Financial assets	$ 1,207	$ 306
Percent	4.00%	6.00%
Equity | Preferred shares
Disclosure of financial assets [line items]
Financial assets	$ 73	$ 19
Percent	0.00%	0.00%
Equity | Private equity and other
Disclosure of financial assets [line items]
Financial assets	$ 129	$ 162
Percent	0.00%	3.00%